Document and Entity Information	Dec. 20, 2022
Entity Listings [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Dec. 20, 2022
Current Fiscal Year End Date	--12-31
Entity File Number	001-40679
Entity Registrant Name	SEP ACQUISITION CORP.
Entity Central Index Key	0001849902
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	86-2365445
Entity Address, Address Line One	3737 Buffalo Speedway
Entity Address, Address Line Two	Suite 1750
Entity Address, City or Town	Houston
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	77098
City Area Code	713
Local Phone Number	715-6820
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Information, Former Legal or Registered Name	Mercury Ecommerce Acquisition Corp.
Units, each consisting of one share of Class A common stock and one-half of one warrant [Member]
Entity Listings [Line Items]
Title of 12(b) Security	Units, each consisting of one share of Class A common stock and one-half of one warrant
Trading Symbol	MEACU
Security Exchange Name	NASDAQ
Common Class A [Member]
Entity Listings [Line Items]
Title of 12(b) Security	Class A common stock, par value $0.0001 per share
Trading Symbol	MEAC
Security Exchange Name	NASDAQ
Warrants, each whole warrant exercisable for one share of Class A common stock at an exercise price of $11.50 per share [Member]
Entity Listings [Line Items]
Title of 12(b) Security	Warrants, each whole warrant exercisable for one share of Class A common stock at an exercise price of $11.50 per share
Trading Symbol	MEACW
Security Exchange Name	NASDAQ